Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash	$ 4,541,013	$ 486,604
Accounts receivable, net	7,109,173	6,560,928
Due from Mullen Technologies, Inc.	480,000
Prepaid expenses and other assets	1,837,972	1,621,144
Total current assets, net	13,968,158	8,668,676
Intangible assets, net	3,595,326	5,678,649
Goodwill	7,681,186	7,681,186
Operating lease right-of-use asset	801,062	380,986
Other long term assets	780,998	629,651
Total assets	26,826,730	23,039,148
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	7,171,376	6,037,833
Accrued expenses	4,604,097	1,800,344
Deferred revenue	1,607,329	1,401,117
Notes payable (current portion)	1,330,018	909,086
Operating lease liability (current portion)	140,973	133,727
Due to related party	216,657	126,662
Total current liabilities	15,070,450	10,408,769
Operating lease liability (net of current portion)	660,621	247,259
Notes payable (net of current portion)	8,613,587	8,342,461
Total liabilities	24,344,658	18,998,489
STOCKHOLDERS' EQUITY
Series A Convertible Preferred stock ($.0001 par value, 1,000,000 shares authorized, no shares issued and outstanding at December 31, 2020 and December 31, 2019)
Common stock ($.0001 par value, 100,000,000 shares authorized and 4,997,349 and 4,111,082 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively)	499	410
Paid in capital	189,700,103	185,297,069
Accumulated other comprehensive loss	(2,259,410)	(2,274,187)
Accumulated deficit	(184,692,067)	(178,750,634)
Non-controlling interest	(267,053)	(231,999)
Total stockholders' equity	2,482,072	4,040,659
Total liabilities and stockholders' equity	$ 26,826,730	$ 23,039,148